PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Australia : 4.9%
160,837
Goodman Group
$ 3,542,797
2.0
87,031  Ingenia Communities
Group
296,432
0.2
295,874
Rural Funds Group
402,947
0.2
1,548,371
Scentre Group
3,419,607
1.9
302,370
Stockland
955,449
0.6
8,617,232
4.9
Belgium : 1.2%
9,917
Montea NV
892,644
0.5
43,229  Warehouses De Pauw
CVA
1,232,671
0.7
2,125,315
1.2
Canada : 2.6%
19,612  Boardwalk Real Estate
Investment Trust
1,130,490
0.6
101,729  Chartwell Retirement
Residences
928,257
0.5
11,877
(1)
Granite Real Estate
Investment Trust
677,871
0.4
134,087  H&R Real Estate
Investment Trust
915,658
0.5
54,521  InterRent Real Estate
Investment Trust
545,794
0.3
34,082
(1)
RioCan Real Estate
Investment Trust
464,726
0.3
4,662,796
2.6
Finland : 0.5%
75,094
(2)
Kojamo Oyj
889,936
0.5
France : 3.2%
24,663
Carmila SA
428,968
0.2
63,553
Klepierre SA
1,645,110
0.9
71,936
Mercialys SA
838,013
0.5
34,511
(2)
Unibail-Rodamco-Westfield
2,776,292
1.6
5,688,383
3.2
Germany : 0.6%
82,609
(2)
TAG Immobilien AG
1,129,030
0.6
Hong Kong : 3.8%
258,562
CK Asset Holdings Ltd.
1,065,450
0.6
190,121
Kerry Properties Ltd.
348,293
0.2
722,614
Link REIT
3,111,874
1.8
289,001
Swire Properties Ltd.
607,893
0.3
490,699  Wharf Real Estate
Investment Co. Ltd.
1,597,668
0.9
6,731,178
3.8
Japan : 9.4%
305
Activia Properties, Inc.
829,366
0.5
522  AEON REIT Investment
Corp.
479,396
0.3
604  Daiwa House REIT
Investment Corp.
1,033,196
0.6
115  Daiwa Office Investment
Corp.
447,782
0.2
1,297
GLP J-Reit
1,086,884
0.6
500
Hulic Reit, Inc.
508,536
0.3
2,383  Japan Hotel REIT
Investment Corp.
1,249,580
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,972  Japan Metropolitan Fund
Invest
$ 1,851,829
1.0
1,629  Kenedix Office Investment
Corp.
1,731,452
1.0
1,898
LaSalle Logiport REIT
1,944,858
1.1
219,036
Mitsui Fudosan Co. Ltd.
2,361,531
1.3
1,135
Orix JREIT, Inc.
1,235,072
0.7
245,255  Tokyu Fudosan Holdings
Corp.
1,981,527
1.1
16,741,009
9.4
Luxembourg : 0.3%
11,533
(1)
Shurgard Self Storage Ltd.
514,439
0.3
Netherlands : 0.3%
24,486  Eurocommercial
Properties NV
558,858
0.3
Singapore : 3.9%
1,528,117  CapitaLand Ascendas
REIT
3,134,593
1.8
332,300  CapitaLand Integrated
Commercial Trust
487,239
0.3
1,780,790  Frasers Logistics &
Commercial Trust
1,397,620
0.8
1,490,500
Keppel REIT
960,322
0.5
923,500  Mapletree Pan Asia
Commercial Trust
875,311
0.5
6,855,085
3.9
Sweden : 1.1%
18,182
Catena AB
888,373
0.5
63,277
Pandox AB
1,061,897
0.6
1,950,270
1.1
Switzerland : 0.5%
6,878  PSP Swiss Property AG,
Reg
901,627
0.5
United Kingdom : 3.9%
277,653  Land Securities Group
PLC
2,306,168
1.3
711,329  LondonMetric Property
PLC
1,825,408
1.0
569,074
NewRiver REIT PLC
581,784
0.3
590,359
Tritax Big Box REIT PLC
1,173,715
0.7
84,951
UNITE Group PLC
1,050,866
0.6
6,937,941
3.9
United States : 62.9%
53,286
Acadia Realty Trust
906,395
0.5
32,209  Alexandria Real Estate
Equities, Inc.
4,152,062
2.3
36,796  American Homes 4 Rent -
Class A
1,353,357
0.8
63,008  Apartment Income REIT
Corp.
2,045,870
1.2
13,317  AvalonBay Communities,
Inc.
2,471,103
1.4
101,156  Brixmor Property Group,
Inc.
2,372,108
1.3
77,542  Broadstone Net Lease,
Inc.
1,215,083
0.7
89,520
CubeSmart
4,048,094
2.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
73,769  Empire State Realty Trust,
Inc. - Class A
$ 747,280
0.4
14,016
Equinix, Inc.
11,567,825
6.5
7,033
Essex Property Trust, Inc.
1,721,749
1.0
30,518
Extra Space Storage, Inc.
4,486,146
2.5
33,371  Four Corners Property
Trust, Inc.
816,588
0.5
97,614  Healthpeak Properties,
Inc.
1,830,263
1.0
37,459
Highwoods Properties, Inc.
980,677
0.5
9,294  Hilton Worldwide Holdings,
Inc.
1,982,503
1.1
132,340
Host Hotels & Resorts, Inc.
2,736,791
1.5
113,781
Macerich Co.
1,960,447
1.1
4,401  Marriott International, Inc.
- Class A
1,110,416
0.6
39,837  National Retail Properties,
Inc.
1,702,633
1.0
92,732
Park Hotels & Resorts, Inc.
1,621,883
0.9
45,571
Prologis, Inc.
5,934,256
3.3
23,058
Public Storage
6,688,203
3.8
174,853
Realty Income Corp.
9,459,547
5.3
28,261
Regency Centers Corp.
1,711,486
1.0
90,475  Rexford Industrial Realty,
Inc.
4,550,893
2.6
7,831  SBA Communications
Corp.
1,696,978
1.0
70,969  Simon Property Group,
Inc.
11,105,939
6.3
33,606
Sun Communities, Inc.
4,321,059
2.4
22,188  Tanger Factory Outlet
Centers, Inc.
655,212
0.4
44,986
Ventas, Inc.
1,958,690
1.1
63,008
VICI Properties, Inc.
1,877,008
1.1
105,032
Welltower, Inc.
9,814,190
5.5
111,602,734
62.9
Total Common Stock
(Cost $153,331,756)
175,905,833
99.1
Total Long-Term
Investments
(Cost $153,331,756)
175,905,833
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Repurchase Agreements : 0.7%
1,000,000
(3)
Bank Of Montreal,
Repurchase Agreement
dated 03/28/2024,
5.330%, due 04/01/2024
(Repurchase Amount
$1,000,584, collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/33-03/01/54)
1,000,000
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
172,849
(3)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/28/2024, 5.360%, due
04/01/2024 (Repurchase
Amount $172,951,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.375%-
7.000%, Market Value plus
accrued interest $176,306,
due 05/31/24-04/01/54)
$ 172,849
0.1
Total Repurchase
Agreements
(Cost $1,172,849)
1,172,849
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
225,675
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
(Cost $225,675) $ 225,675 0.1
Total Short-Term
Investments
(Cost $1,398,524)
1,398,524
0.8
Total Investments in
Securities
(Cost $154,730,280) $ 177,304,357 99.9
Assets in Excess of
Other Liabilities 174,822 0.1
Net Assets $ 177,479,179 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.
REIT Diversiﬁcation
Percentage
of Net Assets
Retail REITs 26.7%
Industrial REITs 15.4
Specialized REITs 11.1
Health Care REITs 7.7
Self-Storage REITs 6.0
Office REITs 5.4
Multi-Family Residential REITs 5.2
Diversified REITs 4.8
Real Estate Operating Companies 4.3
Hotel & Resort REITs 3.2
Diversified Real Estate Activities 2.6
Residential REITs 2.4
Hotels, Resorts & Cruise Lines 1.7
Single-Family Residential REITs 0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
REIT Diversiﬁcation
Percentage
of Net Assets
Other Specialized REITs 0.7%
Real Estate Development 0.6
Health Care Facilities 0.5
Assets in Excess of Other Liabilities
*
0.9
Net Assets 100.0%
*       Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 8,617,232 $ — $ 8,617,232
Belgium — 2,125,315 — 2,125,315
Canada 4,662,796 — — 4,662,796
Finland — 889,936 — 889,936
France — 5,688,383 — 5,688,383
Germany — 1,129,030 — 1,129,030
Hong Kong — 6,731,178 — 6,731,178
Japan — 16,741,009 — 16,741,009
Luxembourg — 514,439 — 514,439
Netherlands — 558,858 — 558,858
Singapore — 6,855,085 — 6,855,085
Sweden — 1,950,270 — 1,950,270
Switzerland — 901,627 — 901,627
United Kingdom — 6,937,941 — 6,937,941
United States 111,602,734 — — 111,602,734
Total Common Stock 116,265,530 59,640,303 — 175,905,833
Short-Term Investments 225,675 1,172,849 — 1,398,524
Total Investments, at fair value $ 116,491,205 $ 60,813,152 $ — $ 177,304,357
Other Financial Instruments+
Forward Foreign Currency Contracts — 90 — 90
Total Assets $ 116,491,205 $ 60,813,242 $ — $ 177,304,447
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (240) $ — $ (240)
Total Liabilities $ — $ (240) $ — $ (240)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following forward foreign currency contracts were outstanding for VY
®
CBRE Global Real Estate Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 117,001 USD 147,759 Brown Brothers Harriman & Co. 04/02/24 $ (87)
USD 67,453 EUR 62,471 Brown Brothers Harriman & Co. 04/03/24 55
USD 11,282 EUR 10,443 Brown Brothers Harriman & Co. 04/03/24 16
USD 15,845 CHF 14,278 Brown Brothers Harriman & Co. 04/03/24 13
USD 25,656 HKD 200,761 Brown Brothers Harriman & Co. 04/03/24 6
USD 28,770 AUD 44,227 Brown Brothers Harriman & Co. 04/03/24 (51)
GBP 67,895 USD 85,796 Brown Brothers Harriman & Co. 04/03/24 (102)
$ (150)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Currency Abbreviations:
AUD
—
Australian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 27,272,234
Gross Unrealized Depreciation (4,698,156)
Net Unrealized Appreciation $ 22,574,078